CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Interest income:
Loans, including fees	$ 16,343	$ 16,177	$ 32,793	$ 32,256
Securities	1,819	2,010	3,722	4,080
Federal funds sold	31	107	66	197
Other interest income	3	8	7	13
Total interest income	18,196	18,302	36,588	36,546
Interest expense:
Deposits	1,456	2,415	2,959	5,091
Borrowings	0	0	0	0
Junior subordinated debentures	702	742	1,398	1,487
Total interest expense	2,158	3,157	4,357	6,578
Net interest income	16,038	15,145	32,231	29,968
Provision for loan losses	1,150	140	2,300	890
Net interest income after provision for loan losses	14,888	15,005	29,931	29,078
Other income:
Service charges on deposit accounts	2,854	2,722	5,677	5,307
Trust and investment services income	3,743	3,117	7,553	6,216
Net gain on sale of mortgage loans	970	440	1,569	810
Loan servicing income, net	226	247	430	466
Loan-related fees	171	56	243	165
(Loss) on calls of securities, net	(85)	(96)	(91)	(97)
Other operating income	879	433	1,559	1,244
Total other income	8,758	6,919	16,940	14,111
Operating expenses:
Salaries and employee benefits	9,417	7,824	20,172	15,825
Occupancy, net	2,058	1,883	4,104	3,716
Technology and data processing	1,342	1,109	2,552	2,151
Professional and other services	955	896	1,881	1,803
Marketing and public relations	745	639	1,354	1,308
Office supplies, printing and postage	425	362	846	776
Intangible amortization	501	222	704	444
Other real estate operations	137	178	455	406
FDIC insurance	284	171	567	850
Other operating expenses	1,379	1,551	2,752	2,877
Total operating expenses	17,243	14,835	35,387	30,156
Income before income taxes	6,403	7,089	11,484	13,033
Income taxes	1,955	2,045	3,465	3,650
Net Income Attributable to Noncontrolling Interest and parent	4,448	5,044	8,019	9,383
Net Income (Loss) Attributable to Noncontrolling Interest	(108)	0	(66)	0
Net Income	$ 4,556	$ 5,044	$ 8,085	$ 9,383
Basic earnings per share	$ 2.41	$ 2.67	$ 4.28	$ 4.97
Diluted earnings per share	$ 2.36	$ 2.62	$ 4.19	$ 4.88